INVENTORY (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Inventory Abstract
Schedule of inventory

	September 30, 2023	December 31, 2022
	$	$
Finished goods	4,538	3,355
Work in progress - vehicles	7,312	4,785
Parts for resale	1,804	1,928
Total Inventory	13,654	10,068